UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/15 (Unaudited)

COMMON STOCKS (97.0%)(a)
	Shares	Value

Aerospace and defense (4.8%)

Boeing Co. (The)	82,800	$12,260,196

Bombardier, Inc. Class B (Canada)	1,576,900	1,712,449

General Dynamics Corp.	95,400	14,174,532

Honeywell International, Inc.	82,730	8,544,354

L-3 Communications Holdings, Inc.	88,445	11,179,448

Northrop Grumman Corp.	115,400	21,666,350

Raytheon Co.	42,700	5,012,980

Spirit AeroSystems Holdings, Inc. Class A(NON)	101,100	5,332,014

TransDigm Group, Inc.(NON)	16,400	3,605,540

United Technologies Corp.	85,500	8,414,055

		91,901,918
Airlines (1.0%)

Alaska Air Group, Inc.	42,600	3,248,250

Southwest Airlines Co.	285,600	13,220,424

United Continental Holdings, Inc.(NON)	32,400	1,954,044

		18,422,718
Auto components (1.1%)

Delphi Automotive PLC (United Kingdom)	92,200	7,670,118

Goodyear Tire & Rubber Co. (The)	82,100	2,696,164

Lear Corp.	53,100	6,640,686

Magna International, Inc. (Canada)	79,800	4,207,854

		21,214,822
Automobiles (0.4%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)	180,900	2,648,376

General Motors Co.	153,800	5,369,158

		8,017,534
Banks (7.7%)

Bank of America Corp.	1,287,442	21,603,277

Citigroup, Inc.	366,717	19,498,343

JPMorgan Chase & Co.	773,573	49,702,065

KeyCorp	207,800	2,580,876

PNC Financial Services Group, Inc.	75,400	6,805,604

Regions Financial Corp.	495,700	4,634,795

SunTrust Banks, Inc.	117,200	4,866,144

Wells Fargo & Co.	684,798	37,074,964

		146,766,068
Beverages (1.8%)

Coca-Cola Enterprises, Inc.	100,300	5,149,402

Dr. Pepper Snapple Group, Inc.	84,900	7,587,513

PepsiCo, Inc.	205,400	20,989,826

		33,726,741
Biotechnology (4.2%)

AMAG Pharmaceuticals, Inc.(NON)(S)	144,305	5,772,200

Amgen, Inc.	137,100	21,686,478

Biogen, Inc.(NON)	31,700	9,209,167

Celgene Corp.(NON)	148,200	18,185,622

Gilead Sciences, Inc.	194,400	21,020,472

United Therapeutics Corp.(NON)	25,500	3,739,065

		79,613,004
Building products (0.4%)

CaesarStone Sdot-Yam, Ltd. (Israel)	54,619	1,939,521

Fortune Brands Home & Security, Inc.	62,200	3,254,926

Masco Corp.	88,900	2,578,100

		7,772,547
Capital markets (3.4%)

Bank of New York Mellon Corp. (The)	137,400	5,722,710

Blackstone Group LP (The)	93,500	3,091,110

Carlyle Group LP (The)	263,379	4,935,722

Goldman Sachs Group, Inc. (The)	109,700	20,568,750

KKR & Co. LP	516,900	8,864,835

Morgan Stanley	372,600	12,284,622

State Street Corp.	133,100	9,183,900

		64,651,649
Chemicals (1.9%)

Axalta Coating Systems, Ltd.(NON)	122,400	3,381,912

Dow Chemical Co. (The)	220,543	11,395,457

E.I. du Pont de Nemours & Co.	102,600	6,504,840

LyondellBasell Industries NV Class A	81,000	7,525,710

Sherwin-Williams Co. (The)	17,100	4,562,793

Symrise AG (Germany)	37,859	2,494,512

		35,865,224
Commercial services and supplies (0.5%)

KAR Auction Services, Inc.	82,962	3,185,741

MiX Telematics, Ltd. ADR (South Africa)	152,333	857,635

Tyco International PLC	83,100	3,028,164

West Corp.	91,700	2,183,377

		9,254,917
Communications equipment (1.8%)

Cisco Systems, Inc.	799,100	23,054,035

QUALCOMM, Inc.	203,100	12,068,202

		35,122,237
Consumer finance (1.0%)

Capital One Financial Corp.	110,700	8,734,230

Discover Financial Services	185,000	10,400,700

		19,134,930
Containers and packaging (0.4%)

Berry Plastics Group, Inc.(NON)	90,235	3,022,873

Sealed Air Corp.	89,400	4,391,328

		7,414,201
Diversified financial services (1.1%)

Berkshire Hathaway, Inc. Class B(NON)	32,080	4,363,522

Capitol Acquisition Corp. III (Units)(NON)	179,750	1,799,298

Easterly Acquisition Corp. (Units)(NON)	736,300	7,517,623

Pace Holdings Corp. (Units)(NON)	360,718	3,787,539

Voya Financial, Inc.	105,600	4,284,192

		21,752,174
Diversified telecommunication services (1.7%)

AT&T, Inc.	313,352	10,500,426

Iridium Communications, Inc.(NON)(S)	321,548	2,639,909

Level 3 Communications, Inc.(NON)	39,700	2,022,715

Verizon Communications, Inc.	347,821	16,305,848

		31,468,898
Electric utilities (0.9%)

Edison International	91,100	5,513,372

Entergy Corp.	100,600	6,856,896

Exelon Corp.	204,200	5,701,264

		18,071,532
Electronic equipment, instruments, and components (0.4%)

CDW Corp. of Delaware	52,968	2,367,140

Corning, Inc.	325,200	6,048,720

		8,415,860
Energy equipment and services (1.3%)

Cameron International Corp.(NON)	102,300	6,957,423

Halliburton Co.	78,400	3,008,992

Nabors Industries, Ltd.	257,700	2,587,308

Schlumberger, Ltd.	159,924	12,499,660

		25,053,383
Food and staples retail (3.1%)

Costco Wholesale Corp.	62,000	9,803,440

CVS Health Corp.	231,110	22,829,046

Kroger Co. (The)	418,000	15,800,400

Wal-Mart Stores, Inc.	119,200	6,823,008

Walgreens Boots Alliance, Inc.	38,500	3,260,180

		58,516,074
Food products (0.7%)

Archer-Daniels-Midland Co.	98,200	4,483,812

Blue Buffalo Pet Products, Inc.(NON)(S)	129,218	2,318,171

JM Smucker Co. (The)	17,800	2,089,542

Pinnacle Foods, Inc.	105,400	4,646,032

		13,537,557
Gas utilities (0.2%)

UGI Corp.	91,500	3,355,305

		3,355,305
Health-care equipment and supplies (1.1%)

Abbott Laboratories	147,700	6,616,960

Medtronic PLC	81,523	6,026,180

St. Jude Medical, Inc.	132,700	8,467,587

		21,110,727
Health-care providers and services (3.1%)

Aetna, Inc.	68,700	7,885,386

AmerisourceBergen Corp.	66,000	6,369,660

Anthem, Inc.	50,300	6,999,245

Cardinal Health, Inc.	101,200	8,318,640

Cigna Corp.	47,600	6,380,304

Express Scripts Holding Co.(NON)	38,700	3,342,906

HCA Holdings, Inc.(NON)	121,600	8,364,864

UnitedHealth Group, Inc.	98,500	11,601,330

		59,262,335
Health-care technology (0.1%)

Press Ganey Holdings, Inc.(NON)(S)	33,475	1,049,107

		1,049,107
Hotels, restaurants, and leisure (1.4%)

Del Taco Restaurants, Inc.(NON)	78,800	924,324

Las Vegas Sands Corp.	117,200	5,802,572

McDonald's Corp.	73,800	8,284,050

Penn National Gaming, Inc.(NON)(S)	311,100	5,556,246

Wyndham Worldwide Corp.	47,100	3,831,585

Yum! Brands, Inc.	36,600	2,595,306

		26,994,083
Household durables (0.3%)

New Home Co., Inc. (The)(NON)(S)	200,147	2,864,104

WCI Communities, Inc.(NON)	102,100	2,439,169

		5,303,273
Household products (0.7%)

Procter & Gamble Co. (The)	172,500	13,175,550

		13,175,550
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.	366,000	4,717,740

		4,717,740
Industrial conglomerates (1.2%)

Danaher Corp.	125,300	11,691,743

General Electric Co.	412,400	11,926,608

		23,618,351
Insurance (2.8%)

American International Group, Inc.	284,450	17,937,417

Assured Guaranty, Ltd.	122,700	3,366,888

Hartford Financial Services Group, Inc. (The)	165,600	7,660,656

Lincoln National Corp.	110,600	5,918,206

MetLife, Inc.	138,066	6,955,765

Prudential PLC (United Kingdom)	113,920	2,659,001

Travelers Cos., Inc. (The)	79,000	8,918,310

		53,416,243
Internet and catalog retail (1.3%)

Amazon.com, Inc.(NON)	19,200	12,017,280

Expedia, Inc.	45,400	6,188,020

FabFurnish GmbH (acquired 8/2/13, cost $31) (Private) (Brazil)(F)(RES)(NON)	23	19

Global Fashion Holding SA (acquired 8/2/13, cost $1,535,904) (Private) (Brazil)(F)(RES)(NON)	36,256	929,276

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $31) (Private) (Brazil)(F)(RES)(NON)	23	19

New Middle East Other Assets GmbH (acquired 8/2/13, cost $12) (Private) (Brazil)(F)(RES)(NON)	9	7

Priceline Group, Inc. (The)(NON)	4,300	6,253,232

		25,387,853
Internet software and services (3.2%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	38,600	3,235,838

Alphabet, Inc. Class A(NON)	2,600	1,917,214

Alphabet, Inc. Class C(NON)	50,894	36,175,959

eBay, Inc.(NON)	195,700	5,460,030

Facebook, Inc. Class A(NON)	109,300	11,145,321

Yahoo!, Inc.(NON)	89,800	3,198,676

		61,133,038
IT Services (3.2%)

Amdocs, Ltd.	53,700	3,198,909

Computer Sciences Corp.	138,900	9,249,351

DST Systems, Inc.	40,731	4,975,292

IBM Corp.	86,300	12,088,904

MasterCard, Inc. Class A	127,800	12,650,922

PayPal Holdings, Inc.(NON)	119,600	4,306,796

Visa, Inc. Class A	134,800	10,457,784

Xerox Corp.	475,800	4,467,762

		61,395,720
Leisure products (0.2%)

Hasbro, Inc.	30,900	2,374,047

MCBC Holdings, Inc.(NON)	39,865	525,022

		2,899,069
Life sciences tools and services (0.2%)

Agilent Technologies, Inc.	61,800	2,333,568

Waters Corp.(NON)	14,700	1,878,660

		4,212,228
Machinery (0.9%)

Caterpillar, Inc.	60,700	4,430,493

Deere & Co.(S)	92,800	7,238,400

Trinity Industries, Inc.	207,496	5,616,917

		17,285,810
Media (3.4%)

Comcast Corp. Class A	284,700	17,827,914

Discovery Communications, Inc. Class A(NON)(S)	100,000	2,944,000

DISH Network Corp. Class A(NON)	75,100	4,729,047

Omnicom Group, Inc.	63,800	4,779,896

Time Warner Cable, Inc.	37,500	7,102,500

Time Warner, Inc.	115,400	8,694,236

Time, Inc.	18,425	342,337

Twenty-First Century Fox, Inc.	182,800	5,610,132

Walt Disney Co. (The)(S)	117,300	13,341,702

		65,371,764
Metals and mining (0.4%)

Freeport-McMoRan, Inc. (Indonesia)	116,600	1,372,382

Nucor Corp.	104,100	4,403,430

United States Steel Corp.(S)	80,000	934,400

		6,710,212
Multi-utilities (0.3%)

Public Service Enterprise Group, Inc.	123,700	5,107,573

		5,107,573
Multiline retail (1.3%)

Dollar General Corp.	51,300	3,476,601

Kohl's Corp.	83,100	3,832,572

Macy's, Inc.	151,500	7,723,470

Target Corp.	127,300	9,825,014

		24,857,657
Oil, gas, and consumable fuels (5.6%)

Anadarko Petroleum Corp.	110,600	7,396,928

Apache Corp.	75,200	3,544,176

ConocoPhillips	97,800	5,217,630

Energy Transfer Partners LP	125,200	5,528,832

Enterprise Products Partners LP	146,800	4,056,084

EOG Resources, Inc.	53,100	4,558,635

Exxon Mobil Corp.	363,025	30,036,689

Green Plains Partners LP(NON)	297,487	4,393,883

Gulfport Energy Corp.(NON)	72,300	2,202,981

JP Energy Partners LP	133,500	1,068,000

Memorial Resource Development Corp.(NON)	465,175	8,228,946

Royal Dutch Shell PLC ADR Class A (United Kingdom)	110,336	5,788,227

Suncor Energy, Inc. (Canada)	150,600	4,477,338

Total SA ADR (France)(S)	218,149	10,521,326

Valero Energy Corp.	138,700	9,143,104

		106,162,779
Personal products (1.2%)

Avon Products, Inc.(S)	969,045	3,905,251

Coty, Inc. Class A	330,520	9,568,554

Edgewell Personal Care Co.	103,800	8,792,898

		22,266,703
Pharmaceuticals (5.7%)

Allergan PLC(NON)	21,219	6,545,425

Bristol-Myers Squibb Co.	92,400	6,093,780

Eli Lilly & Co.	103,400	8,434,338

Jazz Pharmaceuticals PLC(NON)	22,132	3,038,281

Johnson & Johnson	251,600	25,419,148

Merck & Co., Inc.	276,200	15,097,092

Mylan NV(NON)(S)	68,300	3,011,347

Perrigo Co. PLC	43,400	6,845,916

Pfizer, Inc.	799,826	27,050,115

Shire PLC ADR (United Kingdom)	28,900	6,561,745

		108,097,187
Real estate investment trusts (REITs) (1.2%)

Armada Hoffler Properties, Inc.(R)	531,044	5,703,413

Easterly Government Properties, Inc.(R)	536,744	9,382,285

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)(S)	142,436	2,565,272

Kimco Realty Corp.(R)	118,500	3,172,245

Rayonier, Inc.(R)(S)	116,000	2,627,400

		23,450,615
Real estate management and development (0.2%)

Marcus & Millichap, Inc.(NON)	62,905	2,740,771

		2,740,771
Road and rail (0.7%)

Union Pacific Corp.	157,900	14,108,365

		14,108,365
Semiconductors and semiconductor equipment (2.2%)

Avago Technologies, Ltd.	30,300	3,730,839

Intel Corp.	481,600	16,306,976

Lam Research Corp.	48,200	3,691,638

Marvell Technology Group, Ltd.	237,100	1,946,591

Micron Technology, Inc.(NON)	276,800	4,583,808

NVIDIA Corp.	204,100	5,790,317

Texas Instruments, Inc.	108,500	6,154,120

		42,204,289
Software (5.0%)

Activision Blizzard, Inc.	224,800	7,814,048

Cadence Design Systems, Inc.(NON)	124,900	2,775,278

Electronic Arts, Inc.(NON)	120,600	8,691,642

Microsoft Corp.	904,100	47,591,824

Oracle Corp.	404,834	15,723,753

Red Hat, Inc.(NON)	43,100	3,409,641

Symantec Corp.	236,400	4,869,840

TiVo, Inc.(NON)	232,700	2,112,916

TubeMogul, Inc.(NON)(S)	212,140	2,535,073

		95,524,015
Specialty retail (3.1%)

American Eagle Outfitters, Inc.(S)	128,800	1,968,064

Bed Bath & Beyond, Inc.(NON)(S)	62,700	3,738,801

Best Buy Co., Inc.	183,300	6,420,999

Gap, Inc. (The)	137,400	3,740,028

Home Depot, Inc. (The)	151,300	18,706,732

Lowe's Cos., Inc.	178,900	13,208,187

Michaels Cos., Inc. (The)(NON)	189,178	4,422,982

Select Comfort Corp.(NON)	58,376	1,237,571

TJX Cos., Inc. (The)	85,100	6,228,469

		59,671,833
Technology hardware, storage, and peripherals (5.7%)

Apple, Inc.	657,969	78,627,296

EMC Corp.	455,900	11,953,698

HP, Inc.	337,992	9,112,264

NetApp, Inc.	56,300	1,914,200

Western Digital Corp.	96,700	6,461,494

		108,068,952
Textiles, apparel, and luxury goods (0.8%)

Coach, Inc.	76,900	2,399,280

NIKE, Inc. Class B	101,800	13,338,854

		15,738,134
Tobacco (0.4%)

Philip Morris International, Inc.	75,200	6,647,680

		6,647,680

Total common stocks (cost $1,567,393,205)		$1,846,738,949

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	4,047	$4,235,712

American Tower Corp. $5.50 cv. pfd.(R)	37,928	4,117,559

Iridium Communications, Inc. 7.00% cv. pfd.	27,936	2,720,268

Total convertible preferred stocks (cost $10,633,400)		$11,073,539

SHORT-TERM INVESTMENTS (4.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.26%(d)	55,933,085	$55,933,085

Putnam Short Term Investment Fund 0.15%(AFF)	27,853,452	27,853,452

Total short-term investments (cost $83,786,537)		$83,786,537

TOTAL INVESTMENTS

Total investments (cost $1,661,813,142)(b)		$1,941,599,025

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,903,119,276.
(b)	The aggregate identified cost on a tax basis is $1,662,811,704, resulting in gross unrealized appreciation and depreciation of $398,900,057 and $120,112,736, respectively, or net unrealized appreciation of $278,787,321.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $929,321, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$15,773,109	$48,087,707	$36,007,364	$5,190	$27,853,452
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $55,933,085, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $54,757,764. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $67 to cover the settlement of certain securities.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$254,526,701	$—	$929,321
Consumer staples	147,870,305	—	—
Energy	131,216,162	—	—
Financials	329,253,449	2,659,001	—
Health care	273,344,588	—	—
Industrials	182,364,626	—	—
Information technology	411,864,111	—	—
Materials	47,495,125	2,494,512	—
Telecommunication services	31,468,898	—	—
Utilities	31,252,150	—	—
Total common stocks	1,840,656,115	5,153,513	929,321
Convertible preferred stocks	—	11,073,539	—
Short-term investments	27,853,452	55,933,085	—

Totals by level	$1,868,509,567	$72,160,137	$929,321

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015